Note 25 - Post-employment and other employee benefit commitments. Equity Impact (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Breakdown of remeasurement total effect in equity Line Items
Remeasurement, charges to equity	€ 161,000,000	€ 254,000,000	€ 81,000,000
Defined benefit plans impact on equity [Member]
Breakdown of remeasurement total effect in equity Line Items
Remeasurement, charges to equity	30,000,000	74,000,000	(47,000,000)
Post employent medical beneficts [Member]
Breakdown of remeasurement total effect in equity Line Items
Remeasurement, charges to equity	€ 191,000,000	€ 329,000,000	€ 34,000,000